UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21075

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	01/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Fund
January 31, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--44.3%	Principal Amount ($)	Value ($)

Banca Monte dei Paschi di Siena SpA (Yankee)
5.30%, 2/6/07	215,000,000	215,000,000
Banco Bilbao Vizcaya Argentaria Puerto Rico (Yankee)
5.31%, 4/11/07 - 5/2/07	750,000,000	750,004,729
Banco Bilbao Vizcaya Argentaria, S.A. (London)
5.38%, 2/28/07	44,000,000	43,999,948
Bank of America N.A.
5.32%, 3/21/07	250,000,000 a	250,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
5.32%, 2/5/07	500,000,000	500,000,000
Barclays Bank PLC (Yankee)
5.31%, 4/10/07	750,000,000	750,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
5.30% - 5.32%, 3/6/07 - 6/12/07	700,000,000	700,000,000
Calyon (London) (Yankee)
5.31% - 5.32%, 2/5/07 - 5/21/07	1,000,000,000	1,000,000,164
Credit Suisse (Yankee)
5.30%, 4/4/07 - 4/5/07	1,000,000,000	1,000,000,000
DEPFA BANK PLC (Yankee)
5.30% - 5.32%, 2/5/07 - 4/4/07	900,000,000 b	900,000,000
HBOS Treasury Services PLC (London)
5.30% - 5.31%, 2/12/07 - 4/10/07	850,000,000	850,000,000
HSH Nordbank AG (Yankee)
5.28% - 5.32%, 2/6/07 - 4/30/07	450,000,000 b	450,000,939
Landesbank Baden-Wurttemberg (London)
5.30%, 2/21/07	106,000,000	106,000,731
Landesbank Hessen-Thueringen Girozentrale (London)
5.32%, 6/13/07	1,050,000,000	1,050,000,000
Mizuho Corporate Bank Ltd. (Yankee)
5.33% - 5.34%, 2/13/07 - 2/20/07	700,000,000	700,000,000
Societe Generale (London)
5.31%, 3/12/07	50,000,000	49,999,735
Svenska Handelsbanken (Yankee)
5.31%, 2/28/07	300,000,000	300,000,000
Wilmington Trust Co., DE
5.31% - 5.32%, 4/5/07 - 5/14/07	27,000,000	27,000,079
Total Negotiable Bank Certificates of Deposit
(cost $9,642,006,325)		9,642,006,325
Commercial Paper--47.8%

Abbey National North America LLC
5.28%, 2/1/07	200,000,000	200,000,000
Alliance & Leicester PLC
5.29%, 3/27/07	90,000,000	89,297,325
Amstel Funding Corp.
5.30%, 2/6/07 - 3/5/07	298,739,000 b	297,658,780
Amsterdam Funding Corp.

5.31% - 5.33%, 2/5/07 - 5/16/07	542,500,000 b	536,734,633
Aquinas Funding LLC
5.30%, 2/28/07	40,000,000 b	39,843,100
ASB Bank Ltd.
5.31%, 3/6/07	50,000,000	49,759,833
ASB Finance Ltd.
5.31%, 3/1/07	35,000,000 b	34,857,356
Atlantis One Funding Corp.
5.31% - 5.32%, 2/5/07 - 2/28/07	306,910,000 b	306,409,973
Bank of America Corp.
5.31% - 5.32%, 4/5/07 - 6/11/07	565,000,000	556,455,581
Barclays U.S. Funding Corp.
5.33%, 2/14/07	228,000,000	227,566,927
Bear Stearns Cos. Inc.
5.31% - 5.32%, 3/28/07 - 4/19/07	310,000,000	307,184,367
Beethoven Funding Corp.
5.32%, 2/1/07	151,388,000 b	151,388,000
Beta Finance Inc.
5.32% - 5.38%, 2/1/07 - 3/9/07	134,200,000 b	133,653,992
CAFCO LLC
5.31%, 4/10/07	102,939,000 b	101,920,133
Caisse des Depots et Consignations
5.32%, 3/20/07	200,000,000	198,642,222
Concord Minutemen Capital Co. LLC
5.38%, 3/12/07 - 3/13/07	231,110,000 b	229,779,932
CRC Funding LLC
5.31%, 2/27/07	150,000,000 b	149,431,792
Crown Point Capital Co. LLC
5.32% - 5.38%, 2/2/07 - 4/17/07	438,332,000 b	435,741,331
Cullinan Finance Ltd.
5.38%, 3/13/07	119,000,000 b	118,307,817
FCAR Owner Trust, Ser. I
5.35%, 5/15/07	84,000,000	82,747,863
FCAR Owner Trust, Ser. II
5.34% - 5.37%, 4/25/07 - 4/27/07	124,577,000	123,043,318
Grampian Funding Ltd.
5.34%, 4/25/07	375,000,000 b	370,504,167
Harrier Finance Funding Ltd.
5.30% - 5.33%, 2/14/07 - 4/17/07	518,037,000 b	514,477,328
HBOS Treasury Services PLC (London)
5.30%, 3/7/07 - 3/8/07	349,000,000	347,247,078
K2 (USA) LLC
5.33%, 5/17/07	26,500,000 b	26,098,856
Lexington Parker Capital Co. LLC
5.38%, 3/12/07	50,604,000 b	50,317,012
Morgan Stanley
5.31% - 5.32%, 4/9/07 - 5/4/07	300,000,000	296,613,667
Nationwide Building Society
5.32%, 2/2/07	100,000,000	99,985,417
Premier Asset Collateralized Entity LLC
5.32%, 2/1/07	45,375,000 b	45,375,000
Raiffeisen Zentralbank Oesterreich

5.30% - 5.40%, 2/2/07 - 5/9/07	1,112,000,000	1,103,724,304
Sigma Finance Inc.
5.30% - 5.31%, 2/6/07 - 6/11/07	695,000,000 b	691,070,626
Skandinaviska Enskilda Banken AB
5.30% - 5.32%, 3/5/07 - 5/10/07	167,000,000	165,371,710
Societe Generale N.A. Inc.
5.31% - 5.38%, 3/5/07 - 3/15/07	1,264,000,000	1,256,429,092
Solitaire Funding Ltd.
5.30% - 5.32%, 2/2/07 - 4/5/07	505,006,000 b	502,454,024
Spintab AB (Swedmortgage)
5.31%, 2/14/07	68,200,000	68,070,704
Thames Asset Global Securitization No. 1 Inc.
5.30% - 5.31%, 4/5/07	211,780,000 b	209,838,678
Unicredit Delaware Inc.
5.34%, 4/25/07	39,500,000	39,025,983
Westpac Banking Corp.
5.31%, 5/2/07	61,751,000	60,951,324
WestpacTrust Securities NZ Ltd.
5.31%, 2/6/07	100,000,000	99,927,569
Windmill Funding Corp.
5.31%, 2/12/07	75,000,000 b	74,880,604
Total Commercial Paper
(cost $10,392,787,418)		10,392,787,418
Corporate Notes--8.0%

Cullinan Finance Ltd.
5.32%, 11/15/07	100,000,000 a,b	99,992,137
General Electric Capital Corp.
5.28%, 2/26/07	155,000,000 a	155,000,000
K2 (USA) LLC
5.33%, 9/27/07 - 10/1/07	410,000,000 a,b	409,986,584
Links Finance LLC
5.33%, 8/8/07 - 11/20/07	350,000,000 a,b	349,986,645
Sigma Finance Inc.
5.32% - 5.33%, 8/15/07 - 11/6/07	550,000,000 a,b	549,970,473
Westpac Banking Corp.
5.29%, 2/16/07	180,000,000 a	180,000,000
Total Corporate Notes
(cost $1,744,935,839)		1,744,935,839
Time Deposits--3.0%

Manufacturers & Traders Trust Company (Grand Cayman)
5.29%, 2/1/07	400,000,000	400,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.28%, 2/1/07	249,000,000	249,000,000
Total Time Deposits
(cost $649,000,000)		649,000,000
Total Investments (cost $22,428,729,582)	103.1%	22,428,729,582
Liabilities, Less Cash and Receivables	(3.1%)	(665,786,197)
Net Assets	100.0%	21,762,943,385
a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities
	amounted to $7,780,679,912 or 35.8% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Plus Fund
January 31, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--35.8%	Principal Amount ($)	Value ($)

Banca Monte dei Paschi di Siena SpA (Yankee)
5.31%, 2/5/07	100,000,000	99,999,945
Bank of America N.A.
5.32%, 3/21/07	20,000,000 a	20,000,000
Barclays Bank PLC (Yankee)
5.31%, 4/10/07	75,000,000	75,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
5.31%, 5/8/07	50,000,000	50,000,000
Credit Suisse (Yankee)
5.30%, 4/4/07	100,000,000	100,000,000
DEPFA BANK PLC (Yankee)
5.30% - 5.32%, 2/5/07 - 4/4/07	120,000,000 b	120,000,000
HBOS Treasury Services PLC (London)
5.30%, 3/7/07	100,000,000	100,000,000
HSH Nordbank AG (Yankee)
5.28% - 5.31%, 3/1/07 - 4/10/07	125,000,000 b	124,999,928
Landesbank Baden-Wuerttemberg (London)
5.30%, 3/1/07	35,000,000	35,000,453
Landesbank Hessen-Thueringen Girozentrale (London)
5.32%, 6/13/07	100,000,000	100,000,000
Societe Generale (London)
5.31%, 5/4/07	100,000,000	100,001,059
Total Negotiable Bank Certificates of Deposit
(cost $925,001,385)		925,001,385
Commercial Paper--49.7%

Alliance & Leicester PLC
5.30%, 3/12/07	36,000,000	35,796,225
Amstel Funding Corp.
5.30%, 3/5/07	102,798,000 b	102,320,104
ASB Finance Ltd.
5.31% - 5.32%, 2/20/07 - 3/1/07	98,500,000 b	98,196,412
Bank of America Corp.
5.31% - 5.32%, 4/4/07 - 6/11/07	115,000,000	113,580,421
Barclays U.S. Funding Corp.
5.33%, 2/14/07	25,000,000	24,952,514
Calyon North America Inc.
5.31%, 3/1/07	30,000,000	29,877,733
Cancara Asset Securitisation Ltd.
5.32%, 6/12/07	39,140,000 b	38,402,233
Citigroup Funding Inc.
5.33%, 2/27/07	50,000,000	49,810,417
Concord Minutemen Capital Co. LLC
5.31% - 5.38%, 3/12/07 - 4/10/07	114,067,000 b	113,317,283
CRC Funding LLC
5.30%, 2/1/07	75,000,000 b	75,000,000
Cullinan Finance Ltd.

5.38%, 3/13/07	21,000,000 b	20,877,850
Daimler Chrysler Revolving Auto Conduit LLC
5.32%, 2/5/07	57,061,000	57,027,714
Deutsche Bank Financial LLC
5.27%, 2/1/07	50,000,000	50,000,000
FCAR Owner Trust, Ser. II
5.33%, 6/11/07	24,644,000	24,182,130
Harrier Finance Funding Ltd.
5.33%, 2/23/07	17,974,000 b	17,916,333
K2 (USA) LLC
5.32%, 2/22/07	13,000,000 b	12,960,188
Lexington Parker Capital Co. LLC
5.38%, 3/1/07	70,450,000 b	70,162,603
Premier Asset Collateralized Entity LLC
5.32%, 2/5/07 - 3/1/07	70,000,000 b	69,801,667
Prudential Funding LLC
5.27%, 2/1/07	100,000,000	100,000,000
Santander Central Hispano Finance (Delaware) Inc.
5.34%, 4/27/07	100,000,000	98,772,222
Sigma Finance Inc.
5.31%, 3/6/07	25,000,000 b	24,880,031
Societe Generale N.A. Inc.
5.38%, 3/15/07	20,000,000	19,877,850
Solitaire Funding Ltd.
5.31%, 3/12/07	36,000,000 b	35,795,445
Total Commercial Paper
(cost $1,283,507,375)		1,283,507,375
Corporate Notes--10.7%

K2 (USA) LLC
5.32%, 11/20/07	75,000,000 a,b	74,994,176
Links Finance LLC
5.33%, 10/25/07	100,000,000 a,b	99,992,712
Sigma Finance Inc.
5.32%-5.33%, 8/15/07 - 11/6/07	100,000,000 a,b	99,996,093
Total Corporate Notes
(cost $274,982,981)		274,982,981
Time Deposits--3.9%

State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.28%, 2/1/07
(cost $101,000,000)	101,000,000	101,000,000
Total Investments (cost $2,584,491,741)	100.1%	2,584,491,741
Liabilities, Less Cash and Receivables	(.1%)	(3,652,580)
Net Assets	100.0%	2,580,839,161
a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities
	amounted to $1,199,613,058 or 46.5% of net assets.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)